Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Right-of-Use and Liabilities Related with Lease Assets

The information about the right-of-use and liabilities related with lease assets is as follows:

	06/30/2025	06/30/2024
Right-of-use leased asset
Book value at the beginning of the year	20,979,597	21,163,192
Additions of the year	9,569,819	2,585,223
Additions from business combination	100,896	168,988
Disposals	(680,110)	(1,284,975)
Exchange differences	273,529	(1,652,831)
Loss of control	(30,142,835)	-
Book value at the end of the year	100,896	20,979,597

	06/30/2025	06/30/2024
Depreciation
Book value at the beginning of the year/inception	9,377,845	7,226,617
Depreciation of the year	5,036,703	3,418,956
Disposals	(697,150)	(1,092,167)
Exchange differences	47,736	(175,561)
Loss of control	(13,765,134)	-
Accumulated depreciation at the end of the year	-	9,377,845
Total	100,896	11,601,752
	06/30/2025	06/30/2024
Lease Liabilities
Book value at the beginning of the year/inception	11,284,137	13,889,223
Additions of the year	9,569,819	2,585,223
Additions from business combination	117,463	168,988
Interest expenses, exchange differences and inflation effects	1,059,412	(480,189)
Payments of the year	(5,501,387)	(4,879,108)
Loss of control	(16,411,981)	-
Total	117,463	11,284,137

	06/30/2025	06/30/2024
Lease Liabilities
Current	117,463	3,122,778
Non-current	-	8,161,359
	117,463	11,284,137

	06/30/2025	06/30/2024
Machinery and equipment	-	3,655,741
Vehicles	-	1,272,071
Equipment and computer software	-	1,130,541
Land and buildings	100,896	14,921,244
	100,896	20,979,597